Submission	Mar. 31, 2026
Submission [Line Items]
Central Index Key	0001334978
Registrant Name	Clear Channel Outdoor Holdings, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A